BORROWINGS - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 30, 2023 USD ($) debenture $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 18, 2024 USD ($)	Sep. 07, 2023 debenture
Disclosure of detailed information about borrowings [line items]
Change in fair value of debt		$ 57,956	$ (7,101)
Changes in the fair value of financial instruments at FVOCI		11,407	0
Loss from the change in option value and market conditions		69,391	$ (5,836)
2023 Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Convertible debentures | debenture	107,279,000
Price per unit (in dollars per unit) | $ / shares	$ 1,000
Number of unsecured convertible debenture | debenture	1				1
Interest rate	8.75%
Maturity term	5 years
Borrowing costs incurred	$ 5,300
Conversion price (in dollars per share) | $ / shares	$ 17.37
Conversion of debentures into common shares after period	3 years
Conversion price percentage	1.15
Change in fair value of debt		57,900
Changes in the fair value of financial instruments at FVOCI		11,400
Loss from the change in option value and market conditions		69,300
Interest payable		2,400
Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility				$ 40,000
Accordion amount				10,000
Borrowing facility				$ 50,000
Credit faciltiy, term				3 years
Proceeds from current borrowings		0
Credit Facility | Bottom of range | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings spread on variable rate				3.50%
Credit Facility | Bottom of range | Canadian Prime Loan or Base Rate Loan
Disclosure of detailed information about borrowings [line items]
Borrowings spread on variable rate				2.50%
Credit Facility | Bottom of range | Standby Fee
Disclosure of detailed information about borrowings [line items]
Borrowings spread on variable rate				0.875%
Credit Facility | Top of range | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings spread on variable rate				4.50%
Credit Facility | Top of range | Canadian Prime Loan or Base Rate Loan
Disclosure of detailed information about borrowings [line items]
Borrowings spread on variable rate				3.50%
Credit Facility | Top of range | Standby Fee
Disclosure of detailed information about borrowings [line items]
Borrowings spread on variable rate				1.125%
Convertible Debentures | 2023 Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Fair value of convertible debentures		$ 154,300